Revenue Recognition - Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 89,272	$ 146,853
United States
Disaggregation of Revenue [Line Items]
Revenue	64,465	104,913
Rest of World
Disaggregation of Revenue [Line Items]
Revenue	$ 24,807	$ 41,940